SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION
dated April 23, 2010

Relating to the acquisition of assets of:

EVERGREEN VA OMEGA FUND

aseries of

EVERGREEN VARIABLE TRUST

and

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

aseries of

WELLS FARGO VARIABLE TRUST

byand in exchange for shares of

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

aseries of

WELLS FARGO VARIABLE TRUST

(the “Merger SAI”)

                As of May 19, 2010, Thomas J. Pence, CFA and Michael T. Smith, CFA are expected to be the portfolio managers of the Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) following the Fund’s acquisition of Evergreen VA Omega Fund’s and Wells Fargo Advantage VT Large Company Growth Fund’s assets in July 2010, replacing Aziz Hamzaogullari.

                Accordingly, the information listed for Mr. Hamzaogullari under “Wells Fargo Advantage VT Omega Growth Fund” in the section of the Merger SAI entitled “Management of Other Accounts” is removed and replaced with the following:

Thomas J. Pence, CFA[1]	Number of registered investment companies managed	11
	Assets of registered investment companies managed	$1.5 billion
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	$47 million
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	205
	Assets of separate accounts managed	$6.3 billion
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0

Michael T. Smith, CFA[2]	Number of registered investment companies managed	0
	Assets of registered investment companies managed	0
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	22
	Assets of separate accounts managed	$244 million
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0

1Information for Thomas J. Pence is as of July 31, 2009.

2 Information for Michael T. Smith is as of December 31, 2009.

May 25, 2010